Receivables and Related Allowances - Schedule of Percent of Customers by State (Details)	12 Months Ended
Dec. 31, 2019
Arizona
Receivables And Related Allowances [Line Items]
Percent of customers by state:	53.00%
Nevada
Receivables And Related Allowances [Line Items]
Percent of customers by state:	37.00%
California
Receivables And Related Allowances [Line Items]
Percent of customers by state:	10.00%